EMPLOYEE BENEFIT PLANS, Stock Option Activity Rollforward (Details)	7 Months Ended
Oct. 31, 2019 $ / shares shares
Weighted Average Exercise Price [Abstract]
Outstanding at March 31, 2018 | $ / shares	$ 26.5
Expired or forfeited | $ / shares	25.7
Cancelled | $ / shares	26.5
Outstanding at March 31, 2019 | $ / shares	$ 0
Number of Shares [Roll Forward]
Outstanding at March 31, 2018 | shares	3,217,723
Cancelled | shares	(3,087,700)
Expired or forfeited | shares	(130,023)
Outstanding at March 31, 2019 | shares	0